Employee Benefit Plans (Impact Of One Percentage Point Change In Assumed Health Care Cost Trend Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
One Percentage Point Increase, Effect on total of service and interest cost	$ 0.1
One Percentage Point Decrease, Effect on total of service and interest cost	(0.1)
One Percentage Point Increase, Effect on post-retirement benefit obligation	1.3
One Percentage Point Decrease, Effect on post-retirement benefit obligation	$ (1.1)